Schedule of Investments

ARK Genomic Revolution ETF

October 31, 2022 (Unaudited)

Investments	Shares	Value
COMMON STOCKS–99.3%

Biotechnology - 57.7%
Arcturus Therapeutics Holdings, Inc.*†	2,088,857	$36,972,769
Beam Therapeutics, Inc.*	1,970,213	86,807,585
CareDx, Inc.*†	6,144,149	122,330,007
Compass Pathways PLC (United Kingdom)*(a)	1,047,431	11,039,923
CRISPR Therapeutics AG (Switzerland)*	1,603,225	83,912,797
Exact Sciences Corp.*	4,679,848	162,765,113
Fate Therapeutics, Inc.*	4,035,186	84,416,091
Incyte Corp.*	986,181	73,312,696
Intellia Therapeutics, Inc.*	1,720,411	90,803,293
Ionis Pharmaceuticals, Inc.*	3,205,329	141,675,542
Iovance Biotherapeutics, Inc.*	2,218,608	20,721,799
Moderna, Inc.*	156,587	23,539,724
Nurix Therapeutics, Inc.*	2,062,915	26,260,908
Organovo Holdings, Inc.*	174,266	285,796
Prime Medicine, Inc.*	1,256,473	23,646,822
Recursion Pharmaceuticals, Inc., Class A*	3,216,966	33,938,991
Regeneron Pharmaceuticals, Inc.*	35,257	26,398,679
Repare Therapeutics, Inc. (Canada)*†	2,520,030	37,951,652
Senti Biosciences, Inc.*	1,996,698	4,632,339
Senti Biosciences, Inc.*,(b)	243,471	508,367
Surface Oncology, Inc.*†	5,822,877	7,220,367
Twist Bioscience Corp.*	2,352,416	77,229,817
Veracyte, Inc.*	2,332,181	46,900,160
Vertex Pharmaceuticals, Inc.*	150,643	47,000,616
Verve Therapeutics, Inc.*	2,363,325	89,097,352
Total Biotechnology		1,359,369,205

Chemicals - 4.5%
Ginkgo Bioworks Holdings, Inc.*	38,846,885	106,051,996

Electronic Equipment, Instruments & Components - 2.5%
908 Devices, Inc.*†	3,614,707	57,799,165

Health Care Equipment & Supplies - 2.8%
Butterfly Network, Inc.*†	10,380,379	50,863,857
Cerus Corp.*	3,846,064	14,076,594
Total Health Care Equipment & Supplies		64,940,451

Health Care Providers & Services - 4.8%
Accolade, Inc.*†	5,664,774	61,066,264
Guardant Health, Inc.*	519,121	25,696,489
Invitae Corp.*	5,286,238	13,638,494
Signify Health, Inc., Class A*	446,356	13,046,986
Total Health Care Providers & Services		113,448,233

Health Care Technology - 9.8%
Schrodinger, Inc.*†	3,680,541	88,222,568
Teladoc Health, Inc.*	3,632,422	107,664,988
Veeva Systems, Inc., Class A*	219,488	36,860,815
Total Health Care Technology		232,748,371

Life Sciences Tools & Services - 12.7%
10X Genomics, Inc., Class A*	885,682	24,072,837
Adaptive Biotechnologies Corp.*†	9,087,728	70,702,524
Berkeley Lights, Inc.*	2,866,466	6,363,554
Codexis, Inc.*†	4,091,287	22,993,033
Pacific Biosciences of California, Inc.*†	11,696,488	98,718,359
Personalis, Inc.*†	5,268,887	14,067,928
Quantum-Si, Inc.*†	10,789,890	32,693,366
SomaLogic, Inc.*	9,113,059	31,622,315
Total Life Sciences Tools & Services		301,233,916

Pharmaceuticals - 1.8%
ATAI Life Sciences NV (Germany)*	5,879,928	17,345,788
Pfizer, Inc.	509,704	23,726,721
Total Pharmaceuticals		41,072,509

Semiconductors & Semiconductor Equipment - 1.0%
NVIDIA Corp.	180,549	24,368,699

Software - 1.7%
UiPath, Inc., Class A*	3,207,434	40,574,040
Total Common Stocks (Cost $6,740,023,773)		2,341,606,585
MONEY MARKET FUND–0.4%
Dreyfus Government Cash Management Fund, Institutional Shares, 2.91% (c) (Cost $8,728,898)	8,728,898	8,728,898
Total Investments–99.7% (Cost $6,748,752,671)		2,350,335,483
Other Assets in Excess of Liabilities–0.3%		7,214,431
Net Assets–100.0%		$2,357,549,914

†	Affiliated security
*	Non-income producing security
(a)	American Depositary Receipt
(b)	Restricted security; security may not be publicly sold without registration under the Securities Act of 1933, as amended. As of October 31, 2022, total investments in restricted securities were $508,367 and are classified as Level 2.
(c)	Rate shown represents annualized 7-day yield as of October 31, 2022.

Schedule of Investments (continued)

ARK Genomic Revolution ETF

October 31, 2022 (Unaudited)

Affiliated Issuer Transactions

An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities, or a company that is under common ownership or control. Period to date transactions with companies which are or were affiliates are as follows:

Value ($) at 7/31/2022	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/(Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Dividend Income ($)	Capital Gain Distributions ($)	Number of Shares at 10/31/2022	Value ($) at 10/31/2022

Common Stocks — 29.8%
Biotechnology — 8.7%
Arcturus Therapeutics Holdings, Inc.
39,811,175	5,421,704	(8,131,509)	(3,542,651)	3,414,050	–	–	2,088,857	36,972,769
CareDx, Inc.
104,441,573	54,816,421	(22,808,828)	433,141	(14,552,300)	–	–	6,144,149	122,330,007
Repare Therapeutics, Inc.
34,591,003	5,063,160	(7,722,555)	(3,387,616)	9,407,660	–	–	2,520,030	37,951,652
Surface Oncology, Inc.
10,813,242	1,259,319	(1,864,171)	(310,858)	(2,677,165)	–	–	5,822,877	7,220,367
Chemicals — 0.0%
Zymergen, Inc. ^
19,213,895	2,867,953	(20,336,476)	(46,330,747)	44,585,375	–	–	–	–
Electronic Equipment, Instruments & Components — 2.5%
908 Devices, Inc.
80,344,058	17,093,088	(14,883,098)	(912,631)	(23,842,252)	–	–	3,614,707	57,799,165
Health Care Equipment & Supplies — 2.2%
Butterfly Network, Inc.
36,949,002	23,594,482	(12,554,070)	3,236,958	(362,515)	–	–	10,380,379	50,863,857
Health Care Providers & Services — 2.6%
Accolade, Inc.
56,841,976	10,456,393	(15,809,588)	6,210,551	3,366,932	–	–	5,664,774	61,066,264
Health Care Technology — 3.7%
Schrodinger, Inc.
107,424,667	31,588,266	(22,811,203)	(615,484)	(27,363,678)	–	–	3,680,541	88,222,568
Life Sciences Tools & Services — 10.1%
Adaptive Biotechnologies Corp.
79,152,238	24,186,884	(17,856,957)	529,531	(15,309,172)	–	–	9,087,728	70,702,524
Codexis, Inc.
30,479,069	4,468,262	(6,648,050)	(1,519,535)	(3,786,713)	–	–	4,091,287	22,993,033
Pacific Biosciences of California, Inc.
52,499,699	16,465,013	(18,165,406)	(951,643)	48,870,696	–	–	11,696,488	98,718,359
Personalis, Inc.
19,984,442	4,100,784	(4,334,247)	(336,109)	(5,346,942)	–	–	5,268,887	14,067,928
Quantum-Si, Inc.
37,961,956	5,564,210	(8,184,287)	(2,245,850)	(402,663)	–	–	10,789,890	32,693,366
$710,507,995	$206,945,939	$(182,110,445)	$(49,742,943)	$16,001,313	$–	$–	80,850,594	$701,601,859

^	As of October 31, 2022, the company was no longer considered to be an affiliated security.

Fair Value Measurement

The Fund discloses the fair value of its investments in a hierarchy that distinguishes between: (i) market participant assumptions developed based on market data obtained from sources independent of the Fund (observable inputs) and (ii) the Fund’s own assumptions about market participant assumptions developed based on the best information available under the circumstances (unobservable inputs). The three levels defined by the hierarchy are as follows:

• Level 1 — Quoted prices in active markets for identical assets.

• Level 2 — Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

• Level 3 — Significant unobservable inputs (including each Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the valuations as of October 31, 2022, based upon the three levels defined above:

Schedule of Investments (continued)

ARK Genomic Revolution ETF

October 31, 2022 (Unaudited)

ARK Genomic Revolution ETF	Level 1	Level 2	Level 3	Total
Assets
Common Stocks‡	$2,341,098,218	$508,367	$–	$2,341,606,585
Money Market Fund	8,728,898	–	–	8,728,898
Total	$2,349,827,116	$508,367	$–	$2,350,335,483

‡	Please refer to the Schedule of Investments to view securities segregated by industry type.